Customer and Commercial Financing - Disclosure of Long Term Customer Financing Maturities (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of Long Term Customer Financing Maturities [Abstract]
2025	$ 18.3
2026	16.1
2027	11.9
Thereafter 2027	8.1
Total	$ 54.4